Victory Emerging Markets Fund Expense Example - Victory Emerging Markets Fund	Feb. 28, 2026 USD ($)
Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 153
Expense Example, with Redemption, 3 Years	476
Expense Example, with Redemption, 5 Years	823
Expense Example, with Redemption, 10 Years	1,801
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	429
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	$ 1,642